================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM N-CSR/A

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                      Dimensional Investment Group Inc.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2011

   Explanatory Note: This Form N-CSR/A for Dimensional Investment Group Inc. (the "Registrant") is being filed solely to reflect a change in the footnotes to the performance information provided within the Performance Charts section of the annual report for the Emerging Markets Portfolio II (the "Portfolio") within Item 1 "Reports to Stockholders". The annual reports for the other portfolios of the Registrant are contained in the Form N-CSR filed on January 9, 2012 (Accession Number 0001193125-12-006210) and are not amended or modified in any way by this Form N-CSR/A. The schedule of investments for the Portfolio in response to Item 6 of this Form N-CSR/A is contained in the Form N-CSR filed on January 9, 2012 (Accession Number 0001193125-12-006210) and is incorporated by reference into this Form N-CSR/A. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on January 9, 2012 are being amended by this Form N-CSR/A.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Emerging Markets Portfolio II

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                            PAGE
                                                            ----
LETTER TO SHAREHOLDERS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................   1

DIMENSIONAL INVESTMENT GROUP INC.

   Performance Charts......................................   2

   Management's Discussion and Analysis....................   3

   Disclosure of Fund Expenses.............................   6

   Disclosure of Portfolio Holdings........................   8

   Schedules of Investments

       DFA International Value Portfolio IV................   9

       Emerging Markets Portfolio II.......................   9

   Statements of Assets and Liabilities....................  10

   Statements of Operations................................  11

   Statements of Changes in Net Assets.....................  12

   Financial Highlights....................................  13

   Notes to Financial Statements...........................  14

   Report of Independent Registered Public Accounting Firm.  20

THE DFA INVESTMENT TRUST COMPANY

   Performance Charts......................................  21

   Management's Discussion and Analysis....................  22

   Disclosure of Fund Expenses.............................  25

   Disclosure of Portfolio Holdings........................  26

   Summary Schedules of Portfolio Holdings

       The DFA International Value Series..................  27

       The Emerging Markets Series.........................  31

   Statements of Assets and Liabilities....................  35

   Statements of Operations................................  36

   Statements of Changes in Net Assets.....................  37

   Financial Highlights....................................  38

   Notes to Financial Statements...........................  39

   Report of Independent Registered Public Accounting Firm.  47

FUND MANAGEMENT............................................  48

VOTING PROXIES ON FUND PORTFOLIO SECURITIES................  57

NOTICE TO SHAREHOLDERS.....................................  58

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

 Investment Abbreviations

     ADR     American Depositary Receipt
     FHLMC   Federal Home Loan Mortgage Corporation
     FNMA    Federal National Mortgage Association
     GDR     Global Depositary Receipt
     P.L.C.  Public Limited Company

 Investment Footnotes

     +       See Note B to Financial Statements.
     ++      Securities have generally been fair valued. See Note B to
             Financial Statements.
     **      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
             Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
     *       Non-Income Producing Securities.
     #       Total or Partial Securities on Loan.
     @       Security purchased with cash proceeds from Securities on Loan.
     (S)     Affiliated Fund.

 FINANCIAL HIGHLIGHTS

     (A)     Computed using average shares outstanding.
     (B)     Annualized
     (C)     Non-Annualized
     (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

     --      Amounts designated as -- are either zero or rounded to zero.
     RIC     Registered Investment Company
     SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001                                    $   23,250     $   18,295
                                                             MSCI WORLD
                                                               EX USA
                                ROUNDED   DFA International    INDEX
                               VALU - 93  Value Portfolio IV (NET DIV.)
                               ---------- ------------------ ----------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,368.10      10,393.05
                               12/31/2001      10,408.25      10,459.69
                                1/31/2002      10,173.18       9,927.67
                                2/28/2002      10,290.71       9,988.19
                                3/31/2002      10,930.62      10,519.13
                                4/30/2002      11,309.34      10,581.25
                                5/31/2002      11,688.05      10,719.90
                                6/30/2002      11,348.51      10,283.85
                                7/31/2002      10,186.24       9,261.52
                                8/31/2002      10,173.18       9,247.14
                                9/30/2002       8,971.72       8,266.41
                               10/31/2002       9,232.91       8,700.64
                               11/30/2002       9,781.40       9,101.20
2003                           12/31/2002       9,533.27       8,807.06
                                1/31/2003       9,206.79       8,471.49
                                2/28/2003       9,023.96       8,304.50
                                3/31/2003       8,801.95       8,144.45
                                4/30/2003       9,768.34       8,926.06
                                5/31/2003      10,512.72       9,479.67
                                6/30/2003      10,839.20       9,709.96
                                7/31/2003      11,335.45       9,932.72
                                8/31/2003      11,635.82      10,188.84
                                9/30/2003      12,079.83      10,494.52
                               10/31/2003      13,020.10      11,151.70
                               11/30/2003      13,307.41      11,404.48
2004                           12/31/2003      14,306.44      12,278.97
                                1/31/2004      14,659.35      12,449.94
                                2/29/2004      15,107.27      12,736.28
                                3/31/2004      15,338.02      12,800.04
                                4/30/2004      14,876.53      12,464.99
                                5/31/2004      15,025.83      12,523.26
                                6/30/2004      15,650.21      12,812.46
                                7/31/2004      15,066.55      12,421.74
                                8/31/2004      15,256.58      12,473.38
                                9/30/2004      15,745.23      12,836.97
                               10/31/2004      16,356.03      13,298.30
                               11/30/2004      17,564.07      14,182.70
2005                           12/31/2004      18,440.94      14,781.87
                                1/31/2005      18,260.56      14,490.86
                                2/28/2005      18,982.10      15,135.50
                                3/31/2005      18,510.32      14,791.94
                                4/30/2005      17,941.42      14,414.77
                                5/31/2005      17,969.17      14,441.06
                                6/30/2005      18,246.68      14,677.11
                                7/31/2005      19,065.36      15,151.11
                                8/31/2005      19,689.77      15,569.39
                                9/30/2005      20,244.80      16,279.93
                               10/31/2005      19,939.53      15,753.88
                               11/30/2005      20,300.30      16,171.07
2006                           12/31/2005      21,284.41      16,920.86
                                1/31/2006      22,745.24      17,991.10
                                2/28/2006      22,964.37      17,930.68
                                3/31/2006      23,928.52      18,499.33
                                4/30/2006      25,141.02      19,383.92
                                5/31/2006      24,118.43      18,647.48
                                6/30/2006      23,972.35      18,623.47
                                7/31/2006      24,337.56      18,797.96
                                8/31/2006      25,170.24      19,332.22
                                9/30/2006      25,520.84      19,316.65
                               10/31/2006      26,660.29      20,080.04
                               11/30/2006      27,536.79      20,678.14
2007                           12/31/2006      28,607.21      21,271.04
                                1/31/2007      29,155.01      21,400.80
                                2/28/2007      29,124.58      21,572.00
                                3/31/2007      30,068.01      22,124.75
                                4/30/2007      31,574.45      23,131.37
                                5/31/2007      32,654.83      23,645.05
                                6/30/2007      32,426.58      23,668.78
                                7/31/2007      31,513.58      23,341.60
                                8/31/2007      31,163.60      23,003.73
                                9/30/2007      32,791.78      24,310.66
                               10/31/2007      34,389.52      25,367.46
                               11/30/2007      32,304.85      24,375.45
2008                           12/31/2007      31,597.45      23,917.24
                                1/31/2008      29,038.11      21,760.83
                                2/29/2008      28,667.89      22,155.18
                                3/31/2008      29,022.01      21,838.92
                                4/30/2008      30,309.73      23,052.85
                                5/31/2008      30,325.83      23,402.67
                                6/30/2008      27,331.88      21,582.81
                                7/31/2008      26,543.15      20,814.76
                                8/31/2008      25,432.49      20,009.79
                                9/30/2008      22,470.73      17,120.81
                               10/31/2008      16,836.95      13,559.35
                               11/30/2008      15,806.77      12,824.03
2009                           12/31/2008      16,999.21      13,500.05
                                1/31/2009      14,650.29      12,240.40
                                2/28/2009      12,840.76      11,001.28
                                3/31/2009      14,250.11      11,726.22
                                4/30/2009      16,877.42      13,238.41
                                5/31/2009      19,382.93      14,912.63
                                6/30/2009      19,087.14      14,758.20
                                7/31/2009      21,349.06      16,143.96
                                8/31/2009      22,567.02      16,917.67
                                9/30/2009      23,732.78      17,615.66
                               10/31/2009      22,775.81      17,332.88
                               11/30/2009      23,454.39      17,761.74
2010                           12/31/2009      23,732.30      18,044.88
                                1/31/2010      22,354.18      17,199.03
                                2/28/2010      22,425.78      17,181.80
                                3/31/2010      24,215.54      18,287.85
                                4/30/2010      23,803.90      18,015.17
                                5/31/2010      21,011.86      16,027.20
                                6/30/2010      20,636.01      15,795.35
                                7/31/2010      23,213.27      17,255.24
                                8/31/2010      22,085.72      16,739.48
                                9/30/2010      24,448.21      18,345.25
                               10/31/2010      25,307.30      18,998.78
                               11/30/2010      24,036.57      18,194.20
2011                           12/31/2010      26,277.52      19,659.22
                                1/31/2011      27,396.88      20,082.72
                                2/28/2011      28,314.39      20,827.38
                                3/31/2011      27,525.33      20,410.15
                                4/30/2011      28,993.35      21,521.72
                                5/31/2011      27,947.39      20,883.72
                                6/30/2011      27,562.03      20,586.29
                                7/31/2011      26,681.22      20,246.71
                                8/31/2011      23,818.59      18,534.99
                                9/30/2011      21,231.21      16,673.65
10/11                          10/31/2011      23,249.73      18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.13% -2.70% 8.80%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                                           MSCI EMERGING
                                ROUNDED   Emerging Markets MARKETS INDEX
                               EMGO - 92    Portfolio II    (NET DIV.)
                               ---------- ---------------- -------------
10/01                          10/31/2001    10,000.00       10,000.00
                               11/30/2001    11,114.60       11,043.27
                               12/31/2001    11,970.48       11,919.10
                                1/31/2002    12,654.96       12,321.28
                                2/28/2002    12,479.86       12,521.02
                                3/31/2002    13,021.08       13,270.30
                                4/30/2002    13,148.43       13,355.36
                                5/31/2002    12,814.15       13,139.34
                                6/30/2002    11,827.22       12,150.05
                                7/31/2002    11,254.16       11,221.22
                                8/31/2002    11,286.00       11,392.69
                                9/30/2002    10,092.13       10,163.15
                               10/31/2002    10,506.01       10,823.45
                               11/30/2002    11,317.84       11,568.33
2003                           12/31/2002    10,861.96       11,183.53
                                1/31/2003    10,845.77       11,134.20
                                2/28/2003    10,667.71       10,821.37
                                3/31/2003    10,489.64       10,512.33
                                4/30/2003    11,930.35       11,447.16
                                5/31/2003    12,804.49       12,265.59
                                6/30/2003    13,306.31       12,960.90
                                7/31/2003    13,581.50       13,766.84
                                8/31/2003    14,196.63       14,688.09
                                9/30/2003    14,844.14       14,795.06
                               10/31/2003    15,977.28       16,053.85
                               11/30/2003    15,831.59       16,249.19
2004                           12/31/2003    17,502.45       17,425.74
                                1/31/2004    17,847.89       18,034.27
                                2/29/2004    18,637.48       18,861.27
                                3/31/2004    18,769.08       19,097.00
                                4/30/2004    17,568.25       17,533.32
                                5/31/2004    17,354.40       17,183.53
                                6/30/2004    17,650.50       17,256.72
                                7/31/2004    17,634.05       16,940.82
                                8/31/2004    18,127.54       17,643.35
                                9/30/2004    19,163.87       18,661.28
                               10/31/2004    19,706.71       19,107.15
                               11/30/2004    21,433.92       20,875.96
2005                           12/31/2004    22,831.64       21,878.59
                                1/31/2005    23,015.90       21,934.15
                                2/28/2005    24,724.51       23,847.87
                                3/31/2005    23,032.65       22,271.83
                                4/30/2005    22,479.87       21,673.95
                                5/31/2005    23,149.91       22,428.37
                                6/30/2005    23,836.70       23,190.38
                                7/31/2005    25,377.80       24,811.33
                                8/31/2005    25,545.31       25,023.81
                                9/30/2005    27,588.93       27,353.90
                               10/31/2005    26,198.60       25,566.00
                               11/30/2005    28,124.97       27,680.93
2006                           12/31/2005    29,746.50       29,317.06
                                1/31/2006    32,588.52       32,591.52
                                2/28/2006    32,502.40       32,552.84
                                3/31/2006    32,950.23       32,839.73
                                4/30/2006    34,931.04       35,178.14
                                5/31/2006    30,883.31       31,492.44
                                6/30/2006    30,848.86       31,415.46
                                7/31/2006    31,417.26       31,865.25
                                8/31/2006    32,399.05       32,677.19
                                9/30/2006    32,846.89       32,949.27
                               10/31/2006    34,810.47       34,513.80
                               11/30/2006    37,032.41       37,079.37
2007                           12/31/2006    38,517.61       38,748.91
                                1/31/2007    39,097.48       38,331.68
                                2/28/2007    38,500.03       38,104.17
                                3/31/2007    40,239.65       39,621.55
                                4/30/2007    42,822.72       41,455.91
                                5/31/2007    45,686.94       43,509.21
                                6/30/2007    46,424.96       45,548.75
                                7/31/2007    47,531.99       47,952.05
                                8/31/2007    46,723.68       46,932.97
                                9/30/2007    50,835.51       52,115.94
                               10/31/2007    56,405.80       57,927.95
                               11/30/2007    52,733.27       53,821.63
2008                           12/31/2007    52,513.86       54,010.37
                                1/31/2008    47,931.88       47,270.20
                                2/29/2008    49,471.14       50,759.33
                                3/31/2008    47,931.88       48,073.18
                                4/30/2008    51,350.47       51,974.50
                                5/31/2008    51,636.84       52,938.69
                                6/30/2008    46,338.92       47,658.72
                                7/31/2008    45,730.38       45,861.03
                                8/31/2008    43,009.82       42,197.96
                                9/30/2008    37,031.76       34,813.18
                               10/31/2008    27,277.14       25,285.56
                               11/30/2008    24,807.16       23,382.14
2009                           12/31/2008    26,753.95       25,205.85
                                1/31/2009    24,688.67       23,578.05
                                2/28/2009    23,097.07       22,247.96
                                3/31/2009    26,412.89       25,445.15
                                4/30/2009    30,335.04       29,679.48
                                5/31/2009    35,507.72       34,750.69
                                6/30/2009    35,185.61       34,282.58
                                7/31/2009    39,221.44       38,137.59
                                8/31/2009    39,354.08       38,001.05
                                9/30/2009    42,821.48       41,450.42
                               10/31/2009    41,930.94       41,501.69
                               11/30/2009    44,432.02       43,284.42
2010                           12/31/2009    46,022.94       44,993.77
                                1/31/2010    43,531.56       42,484.38
                                2/28/2010    44,053.01       42,633.91
                                3/31/2010    47,722.49       46,075.86
                                4/30/2010    48,012.18       46,634.07
                                5/31/2010    43,550.87       42,532.30
                                6/30/2010    43,608.81       42,219.64
                                7/31/2010    47,452.11       45,735.49
                                8/31/2010    46,351.26       44,847.26
                                9/30/2010    51,623.72       49,831.12
                               10/31/2010    53,168.76       51,278.04
                               11/30/2010    51,971.35       49,924.41
2011                           12/31/2010    56,208.20       53,486.99
                                1/31/2011    54,747.74       52,035.83
                                2/28/2011    54,353.02       51,550.58
                                3/31/2011    57,372.63       54,581.43
                                4/30/2011    59,365.97       56,274.56
                                5/31/2011    57,727.88       54,798.52
                                6/30/2011    56,997.64       53,955.51
                                7/31/2011    56,543.72       53,715.88
                                8/31/2011    51,964.96       48,915.60
                                9/30/2011    44,110.02       41,783.97
10/11                          10/31/2011    49,616.37       47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.68% 7.35% 17.37%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011


                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%
--------
The US dollar (USD) generally depreciated against other major developed markets curencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................    1.14%     2.10%
  Japan..................................................   -5.45%    -2.33%
  Canada.................................................   -2.57%    -0.18%
  France.................................................  -11.83%   -11.52%
  Australia..............................................   -4.39%     3.49%
  Switzerland............................................   -9.66%     2.03%
  Germany................................................   -7.39%    -7.07%
  Spain..................................................  -15.21%   -14.91%
  Sweden.................................................   -7.75%    -4.35%
  Hong Kong..............................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST EMERGING MARKETS BY MARKET CAP               RETURN    RETURN
  ------------------------------------------              -------- -----------
  China..................................................  -15.62%   -15.76%
  Brazil.................................................  -12.71%   -12.57%
  South Korea............................................    4.63%     6.24%
  Taiwan.................................................   -5.30%    -3.07%
  South Africa...........................................   10.15%    -2.95%
  India..................................................  -12.30%   -19.99%
  Russia.................................................   -1.24%     0.22%
  Mexico.................................................    5.26%    -1.38%
  Malaysia...............................................    2.08%     3.53%
  Indonesia..............................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

MASTER-FEEDER STRUCTURE

   The Portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO IV

   The DFA International Value Portfolio IV seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2011, total returns were -8.13% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Master Fund's larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to the Portfolio's relative underperformance as compared to the Index. An additional component of the Portfolio's relative underperformance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS PORTFOLIO II

   The Emerging Markets Portfolio II seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 850 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.68% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative outperformance as compared to the Index was primarily due to differences in country weight allocations and in the composition of the Master Fund's holdings relative to the Index. In particular, the Master Fund's lower weight in China, which underperformed, contributed significantly to the Portfolio's relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/11  10/31/11    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
 DFA INTERNATIONAL VALUE PORTFOLIO IV
 Actual Fund Return................... $1,000.00 $  801.90    0.28%    $1.27
 Hypothetical 5% Annual Return........ $1,000.00 $1,023.79    0.28%    $1.43

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS PORTFOLIO II
Actual Fund Return..................... $1,000.00 $  835.78    0.40%    $1.85
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.19    0.40%    $2.04
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $308,493,350
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $271,714,262)............................... $308,493,350
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The Emerging Markets Series of
        The DFA Investment Trust Company..................... $126,030,264
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $50,019,296)................................ $126,030,264
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                           DFA INTERNATIONAL  EMERGING MARKETS
                                           VALUE PORTFOLIO IV   PORTFOLIO II
                                           ------------------ ----------------
  ASSETS:
  Investment in Affiliated Investment
    Company at Value......................    $    308,493      $    126,030
  Receivables:
     Affiliated Investment Company Sold...             159               152
  Prepaid Expenses and Other Assets.......              11                 2
                                              ------------      ------------
         Total Assets.....................         308,663           126,184
                                              ------------      ------------
  LIABILITIES:
  Payables:
     Fund Shares Redeemed.................             158               152
     Due to Advisor.......................               7                15
  Accrued Expenses and Other Liabilities..              24                10
                                              ------------      ------------
         Total Liabilities................             189               177
                                              ------------      ------------
  NET ASSETS..............................    $    308,474      $    126,007
                                              ============      ============
  SHARES OUTSTANDING, $0.01 PAR VALUE (1).      24,337,836         5,011,767
                                              ============      ============
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE............    $      12.67      $      25.14
                                              ============      ============
  Investment in Affiliated Investment
    Company at Cost.......................    $    271,713      $     50,019
                                              ------------      ------------
  NET ASSETS CONSIST OF:
  Paid-In Capital.........................    $    322,689      $    110,790
  Undistributed Net Investment Income
    (Distributions in Excess of Net
    Investment Income)....................          11,191             2,789
  Accumulated Net Realized Gain (Loss)....         (62,217)          (63,582)
  Net Unrealized Foreign Exchange Gain
    (Loss)................................              31                (1)
  Net Unrealized Appreciation
    (Depreciation)........................          36,780            76,011
                                              ------------      ------------
  NET ASSETS..............................    $    308,474      $    126,007
                                              ============      ============
  (1) NUMBER OF SHARES AUTHORIZED.........     300,000,000       300,000,000
                                              ============      ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                            DFA INTERNATIONAL  EMERGING MARKETS
                                            VALUE PORTFOLIO IV   PORTFOLIO II
                                            ------------------ ----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $1,008 and $453,
     respectively).........................      $ 12,611          $  3,823
   Interest................................             1                 1
   Income from Securities Lending..........           625               163
   Expenses Allocated from Affiliated
     Investment Company....................          (830)             (302)
                                                 --------          --------
          Total Investment Income..........        12,407             3,685
                                                 --------          --------
EXPENSES
   Administrative Services Fees............            80               224
   Accounting & Transfer Agent Fees........            16                14
   Filing Fees.............................            20                21
   Shareholders' Reports...................            19                 8
   Directors'/Trustees' Fees &
     Expenses..............................             3                 1
   Audit Fees..............................             3                 2
   Legal Fees..............................             9                 4
   Other...................................             3                 2
                                                 --------          --------
          Total Expenses...................           153               276
                                                 --------          --------
   NET INVESTMENT INCOME (LOSS)............        12,254             3,409
                                                 --------          --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........        13,017             8,578
       Foreign Currency Transactions.......            34               (61)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities...............       (52,965)          (20,798)
       Translation of Foreign
         Currency Denominated Amounts......           (37)               (6)
   Change in Deferred Thailand
     Capital Gains Tax.....................            --               136
                                                 --------          --------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)................................       (39,951)          (12,151)
                                                 --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................      $(27,697)         $ (8,742)
                                                 ========          ========
--------
   Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA INTERNATIONAL   EMERGING MARKETS
                                        VALUE PORTFOLIO IV     PORTFOLIO II
                                        ------------------  ------------------
                                          YEAR      YEAR      YEAR      YEAR
                                         ENDED     ENDED     ENDED     ENDED
                                        OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                          2011      2010      2011      2010
                                        --------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income (Loss)........ $ 12,254  $  8,628  $  3,409  $  2,924
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold..........................   13,017    21,682     8,578    11,782
       Foreign Currency
         Transactions..................       34       (16)      (61)       35
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities...........  (52,965)    5,088   (20,798)   19,774
       Translation of Foreign
         Currency Denominated
         Amounts.......................      (37)       54        (6)        1
   Change in Deferred Thailand
     Capital Gains Tax.................       --        --       136      (131)
                                        --------  --------  --------  --------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations............  (27,697)   35,436    (8,742)   34,385
                                        --------  --------  --------  --------
Distributions From:
   Net Investment Income...............   (8,815)   (9,866)   (3,370)   (2,834)
                                        --------  --------  --------  --------
          Total Distributions..........   (8,815)   (9,866)   (3,370)   (2,834)
                                        --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued.......................   31,290    33,837    16,907    18,542
   Shares Issued in Lieu of
     Cash Distributions................    8,815     9,866     3,370     2,834
   Shares Redeemed.....................  (48,655)  (64,779)  (38,249)  (39,042)
                                        --------  --------  --------  --------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions...............   (8,550)  (21,076)  (17,972)  (17,666)
                                        --------  --------  --------  --------
          Total Increase
            (Decrease) in Net
            Assets.....................  (45,062)    4,494   (30,084)   13,885
NET ASSETS
   Beginning of Period.................  353,536   349,042   156,091   142,206
                                        --------  --------  --------  --------
   End of Period....................... $308,474  $353,536  $126,007  $156,091
                                        ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................    2,153     2,568       614       759
   Shares Issued in Lieu of
     Cash Distributions................      630       755       123       122
   Shares Redeemed.....................   (3,444)   (4,981)   (1,395)   (1,637)
                                        --------  --------  --------  --------
          Net Increase
            (Decrease)
            from Shares Issued
            and Redeemed...............     (661)   (1,658)     (658)     (756)
                                        ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT
  INCOME).............................. $ 11,191  $  7,681  $  2,789  $  2,811

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DFA INTERNATIONAL VALUE PORTFOLIO IV
                                        -----------------------------------------------------------------  ----------
                                           YEAR      YEAR      YEAR       PERIOD         YEAR      YEAR       YEAR
                                          ENDED     ENDED     ENDED    DEC. 1, 2007     ENDED     ENDED      ENDED
                                         OCT. 31,  OCT. 31,  OCT. 31,       TO         NOV. 30,  NOV. 30,   OCT. 31,
                                           2011      2010      2009    OCT. 31, 2008     2007      2006       2011
                                        --------   --------  --------  -------------   --------  --------  --------
Net Asset Value, Beginning of
  Period............................... $  14.14   $  13.09  $  10.46    $  21.23      $  18.85  $  14.63  $  27.53
                                        --------   --------  --------    --------      --------  --------  --------
Income from Investment Operations
   Net Investment Income (Loss)(A).....     0.49       0.33      0.34        0.62          0.63      0.57      0.63
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................    (1.61)      1.09      3.05      (10.29)         2.53      4.41     (2.42)
                                        --------   --------  --------    --------      --------  --------  --------
       Total from Investment
         Operations....................    (1.12)      1.42      3.39       (9.67)         3.16      4.98     (1.79)
                                        --------   --------  --------    --------      --------  --------  --------
Less Distributions
   Net Investment Income...............    (0.35)     (0.37)    (0.76)      (0.64)        (0.48)    (0.36)    (0.60)
   Net Realized Gains..................       --         --        --       (0.46)        (0.30)    (0.40)       --
                                        --------   --------  --------    --------      --------  --------  --------
       Total Distributions.............    (0.35)     (0.37)    (0.76)      (1.10)        (0.78)    (0.76)    (0.60)
                                        --------   --------  --------    --------      --------  --------  --------
Net Asset Value, End of Period......... $  12.67   $  14.14  $  13.09    $  10.46      $  21.23  $  18.85  $  25.14
                                        ========   ========  ========    ========      ========  ========  ========
Total Return...........................    (8.13)%    11.12%    35.27%     (47.88)%(C)    17.32%    35.65%    (6.68)%
                                        --------   --------  --------    --------      --------  --------  --------
Net Assets, End of Period
  (thousands).......................... $308,474   $353,536  $349,042    $303,822      $729,621  $565,255  $126,007
Ratio of Expenses to Average Net
  Assets (D)...........................     0.28%      0.28%     0.30%       0.26%(B)      0.25%     0.27%     0.39%
Ratio of Expenses to Average Net
  Assets
   (Excluding Waivers and
     Assumption of Expenses and/
     or Recovery of Previously
     Waived Fees) (D)..................     0.28%      0.28%     0.30%       0.26%(B)      0.25%     0.27%     0.39%
Ratio of Net Investment Income to
  Average Net Assets...................     3.45%      2.52%     3.28%       3.93%(B)      3.07%     3.42%     2.28%

                                                EMERGING MARKETS PORTFOLIO II
                                        ------------------------------------------------------
                                          YEAR      YEAR       PERIOD         YEAR      YEAR
                                         ENDED     ENDED    DEC. 1, 2007     ENDED     ENDED
                                        OCT. 31,  OCT. 31,       TO         NOV. 30,  NOV. 30,
                                          2010      2009    OCT. 31, 2008     2007      2006
                                        --------  --------  -------------   --------  --------
Net Asset Value, Beginning of
  Period............................... $  22.13  $  15.24    $  30.01      $  21.50  $ 16.79
                                        --------  --------    --------      --------  -------
Income from Investment Operations
   Net Investment Income (Loss)(A).....     0.48      0.41        0.68          0.53     0.45
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................     5.37      7.29      (14.92)         8.42     4.74
                                        --------  --------    --------      --------  -------
       Total from Investment
         Operations....................     5.85      7.70      (14.24)         8.95     5.19
                                        --------  --------    --------      --------  -------
Less Distributions
   Net Investment Income...............    (0.45)    (0.81)      (0.31)        (0.44)   (0.48)
   Net Realized Gains..................       --        --       (0.22)           --       --
                                        --------  --------    --------      --------  -------
       Total Distributions.............    (0.45)    (0.81)      (0.53)        (0.44)   (0.48)
                                        --------  --------    --------      --------  -------
Net Asset Value, End of Period......... $  27.53  $  22.13    $  15.24      $  30.01  $ 21.50
                                        ========  ========    ========      ========  =======
Total Return...........................    26.80%    53.72%     (48.27)%(C)    42.40%   31.67%
                                        --------  --------    --------      --------  -------
Net Assets, End of Period
  (thousands).......................... $156,091  $142,206    $112,592      $310,627  $62,633
Ratio of Expenses to Average Net
  Assets (D)...........................     0.37%     0.39%       0.35%(B)      0.39%    0.35%
Ratio of Expenses to Average Net
  Assets
   (Excluding Waivers and
     Assumption of Expenses and/
     or Recovery of Previously
     Waived Fees) (D)..................     0.37%     0.39%       0.35%(B)      0.43%    0.74%
Ratio of Net Investment Income to
  Average Net Assets...................     2.00%     2.42%       2.82%(B)      2.13%    2.38%

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios") are presented in this report.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 4% and 5% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series', which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $10
                   Emerging Markets Portfolio II........   4

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies" and distribution redesignations, were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               INCREASE       INCREASE
                                              (DECREASE)     (DECREASE)
                                            UNDISTRIBUTED   ACCUMULATED
                                            NET INVESTMENT  NET REALIZED
                                                INCOME     GAINS (LOSSES)
                                            -------------- --------------
      DFA International Value Portfolio IV.      $ 71           $(71)
      Emerging Markets Portfolio II........       (61)            61

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                             INCOME
                                         AND SHORT-TERM   LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS TOTAL
                                         -------------- ------------- ------
   DFA International Value Portfolio IV
   2010.................................     $9,866          --       $9,866
   2011.................................      8,815          --        8,815
   Emerging Markets Portfolio II
   2010.................................      2,834          --        2,834
   2011.................................      3,370          --        3,370

   At October 31, 2011, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED
                              NET                                   TOTAL NET
                          INVESTMENT                              DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS/
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                         CAPITAL GAINS CAPITAL GAINS CARRYFORWARD    LOSSES)
                         ------------- ------------- ------------ -------------
 DFA International
   Value Portfolio IV...    $11,314         --         $(62,206)    $(50,892)
 Emerging Markets
   Portfolio II.........      2,795         --          (63,588)     (60,793)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios had capital loss carryforwards of $62,206 and $63,588 (in thousands), respectively, available to offset future realized capital gains through October 31, 2016. During the year ended October 31, 2011, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $12,980 and $8,638 (in thousands), respectively.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                     NET
                                                                  UNREALIZED
                           FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                           -------- ------------ -------------- --------------
 DFA International Value
   Portfolio IV........... $271,836   $69,033       $(32,376)      $36,657
 Emerging Markets
   Portfolio II...........   50,013    76,017             --        76,017

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

G. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

I. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios.

                                                           APPROXIMATE
                                                            PERCENTAGE
                                              NUMBER OF   OF OUTSTANDING
                                             SHAREHOLDERS     SHARES
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV and Emerging Markets Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                                        MSCI WORLD
                                               DFA        EX USA
                                ROUNDED   International INDEX (NET
                               VALU - 46  Value Series    DIV.)
                               ---------- ------------- ----------
10/01                          10/31/2001   10,000.00   10,000.00
                               11/30/2001   10,366.45   10,393.05
                               12/31/2001   10,409.11   10,459.69
                                1/31/2002   10,183.27    9,927.67
                                2/28/2002   10,296.19    9,988.19
                                3/31/2002   10,942.91   10,519.13
                                4/30/2002   11,312.46   10,581.25
                                5/31/2002   11,692.28   10,719.90
                                6/30/2002   11,364.25   10,283.85
                                7/31/2002   10,201.88    9,261.52
                                8/31/2002   10,191.50    9,247.14
                                9/30/2002    8,980.01    8,266.41
                               10/31/2002    9,241.06    8,700.64
                               11/30/2002    9,793.32    9,101.20
2003                           12/31/2002    9,544.58    8,807.06
                                1/31/2003    9,229.23    8,471.49
                                2/28/2003    9,040.02    8,304.50
                                3/31/2003    8,825.93    8,144.45
                                4/30/2003    9,794.89    8,926.06
                                5/31/2003   10,532.14    9,479.67
                                6/30/2003   10,871.88    9,709.96
                                7/31/2003   11,363.15    9,932.72
                                8/31/2003   11,662.18   10,188.84
                                9/30/2003   12,108.49   10,494.52
                               10/31/2003   13,063.02   11,151.70
                               11/30/2003   13,342.64   11,404.48
2004                           12/31/2003   14,343.90   12,278.97
                                1/31/2004   14,711.14   12,449.94
                                2/29/2004   15,153.99   12,736.28
                                3/31/2004   15,390.55   12,800.04
                                4/30/2004   14,925.81   12,464.99
                                5/31/2004   15,077.12   12,523.26
                                6/30/2004   15,699.97   12,812.46
                                7/31/2004   15,120.91   12,421.74
                                8/31/2004   15,317.57   12,473.38
                                9/30/2004   15,807.56   12,836.97
                               10/31/2004   16,412.16   13,298.30
                               11/30/2004   17,632.35   14,182.70
2005                           12/31/2004   18,510.44   14,781.87
                                1/31/2005   18,326.26   14,490.86
                                2/28/2005   19,051.48   15,135.50
                                3/31/2005   18,581.17   14,791.94
                                4/30/2005   18,016.70   14,414.77
                                5/31/2005   18,039.74   14,441.06
                                6/30/2005   18,328.87   14,677.11
                                7/31/2005   19,146.60   15,151.11
                                8/31/2005   19,777.42   15,569.39
                                9/30/2005   20,333.48   16,279.93
                               10/31/2005   20,028.07   15,753.88
                               11/30/2005   20,384.62   16,171.07
2006                           12/31/2005   21,382.98   16,920.86
                                1/31/2006   22,843.40   17,991.10
                                2/28/2006   23,062.46   17,930.68
                                3/31/2006   24,036.07   18,499.33
                                4/30/2006   25,253.09   19,383.92
                                5/31/2006   24,230.80   18,647.48
                                6/30/2006   24,078.31   18,623.47
                                7/31/2006   24,449.12   18,797.96
                                8/31/2006   25,289.64   19,332.22
                                9/30/2006   25,639.80   19,316.65
                               10/31/2006   26,778.52   20,080.04
                               11/30/2006   27,668.30   20,678.14
2007                           12/31/2006   28,747.31   21,271.04
                                1/31/2007   29,289.47   21,400.80
                                2/28/2007   29,263.65   21,572.00
                                3/31/2007   30,209.59   22,124.75
                                4/30/2007   31,734.28   23,131.37
                                5/31/2007   32,819.65   23,645.05
                                6/30/2007   32,579.84   23,668.78
                                7/31/2007   31,673.75   23,341.60
                                8/31/2007   31,319.19   23,003.73
                                9/30/2007   32,954.25   24,310.66
                               10/31/2007   34,552.43   25,367.46
                               11/30/2007   32,459.31   24,375.45
2008                           12/31/2007   31,760.16   23,917.24
                                1/31/2008   29,187.33   21,760.83
                                2/29/2008   28,815.70   22,155.18
                                3/31/2008   29,161.07   21,838.92
                                4/30/2008   30,463.80   23,052.85
                                5/31/2008   30,478.12   23,402.67
                                6/30/2008   27,464.21   21,582.81
                                7/31/2008   26,686.64   20,814.76
                                8/31/2008   25,571.64   20,009.79
                                9/30/2008   22,584.98   17,120.81
                               10/31/2008   16,921.43   13,559.35
                               11/30/2008   15,883.30   12,824.03
2009                           12/31/2008   17,084.56   13,500.05
                                1/31/2009   14,726.53   12,240.40
                                2/28/2009   12,917.23   11,001.28
                                3/31/2009   14,326.12   11,726.22
                                4/30/2009   16,965.92   13,238.41
                                5/31/2009   19,487.08   14,912.63
                                6/30/2009   19,190.47   14,758.20
                                7/31/2009   21,474.34   16,143.96
                                8/31/2009   22,705.26   16,917.67
                                9/30/2009   23,862.03   17,615.66
                               10/31/2009   22,912.89   17,332.88
                               11/30/2009   23,595.08   17,761.74
2010                           12/31/2009   23,862.03   18,044.88
                                1/31/2010   22,482.81   17,199.03
                                2/28/2010   22,571.79   17,181.80
                                3/31/2010   24,351.43   18,287.85
                                4/30/2010   23,936.18   18,015.17
                                5/31/2010   21,133.24   16,027.20
                                6/30/2010   20,762.49   15,795.35
                                7/31/2010   23,357.80   17,255.24
                                8/31/2010   22,215.86   16,739.48
                                9/30/2010   24,603.55   18,345.25
                               10/31/2010   25,463.71   18,998.78
                               11/30/2010   24,188.30   18,194.20
2011                           12/31/2010   26,442.51   19,659.22
                                1/31/2011   27,569.62   20,082.72
                                2/28/2011   28,489.10   20,827.38
                                3/31/2011   27,703.09   20,410.15
                                4/30/2011   29,186.12   21,521.72
                                5/31/2011   28,133.17   20,883.72
                                6/30/2011   27,747.58   20,586.29
                                7/31/2011   26,857.76   20,246.71
                                8/31/2011   23,980.67   18,534.99
                                9/30/2011   21,355.70   16,673.65
10/11                          10/31/2011   23,417.12   18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.04% -2.65% 8.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                          Emerging  MSCI EMERGING
                                ROUNDED   Markets   MARKETS INDEX
                               EMGO - 55   Series    (NET DIV.)
                               ---------- --------- -------------
10/01                          10/31/2001 10,000.00   10,000.00
                               11/30/2001 11,107.23   11,043.27
                               12/31/2001 11,969.70   11,919.10
                                1/31/2002 12,634.03   12,321.28
                                2/28/2002 12,470.86   12,521.02
                                3/31/2002 13,006.99   13,270.30
                                4/30/2002 13,146.85   13,355.36
                                5/31/2002 12,808.86   13,139.34
                                6/30/2002 11,841.49   12,150.05
                                7/31/2002 11,270.40   11,221.22
                                8/31/2002 11,305.36   11,392.69
                                9/30/2002 10,116.55   10,163.15
                               10/31/2002 10,536.13   10,823.45
                               11/30/2002 11,340.33   11,568.33
2003                           12/31/2002 10,885.78   11,183.53
                                1/31/2003 10,874.13   11,134.20
                                2/28/2003 10,710.96   10,821.37
                                3/31/2003 10,536.13   10,512.33
                                4/30/2003 11,958.04   11,447.16
                                5/31/2003 12,832.17   12,265.59
                                6/30/2003 13,333.33   12,960.90
                                7/31/2003 13,601.40   13,766.84
                                8/31/2003 14,219.11   14,688.09
                                9/30/2003 14,860.14   14,795.06
                               10/31/2003 15,990.68   16,053.85
                               11/30/2003 15,839.16   16,249.19
2004                           12/31/2003 17,505.83   17,425.74
                                1/31/2004 17,843.82   18,034.27
                                2/29/2004 18,636.36   18,861.27
                                3/31/2004 18,764.57   19,097.00
                                4/30/2004 17,575.76   17,533.32
                                5/31/2004 17,377.62   17,183.53
                                6/30/2004 17,692.31   17,256.72
                                7/31/2004 17,680.65   16,940.82
                                8/31/2004 18,170.16   17,643.35
                                9/30/2004 19,195.80   18,661.28
                               10/31/2004 19,731.93   19,107.15
                               11/30/2004 21,456.88   20,875.96
2005                           12/31/2004 22,855.48   21,878.59
                                1/31/2005 23,041.96   21,934.15
                                2/28/2005 24,755.24   23,847.87
                                3/31/2005 23,065.27   22,271.83
                                4/30/2005 22,517.48   21,673.95
                                5/31/2005 23,193.47   22,428.37
                                6/30/2005 23,892.77   23,190.38
                                7/31/2005 25,431.24   24,811.33
                                8/31/2005 25,594.41   25,023.81
                                9/30/2005 27,634.03   27,353.90
                               10/31/2005 26,258.74   25,566.00
                               11/30/2005 28,158.51   27,680.93
2006                           12/31/2005 29,790.21   29,317.06
                                1/31/2006 32,645.69   32,591.52
                                2/28/2006 32,552.45   32,552.84
                                3/31/2006 32,995.34   32,839.73
                                4/30/2006 34,976.69   35,178.14
                                5/31/2006 30,944.06   31,492.44
                                6/30/2006 30,909.09   31,415.46
                                7/31/2006 31,480.19   31,865.25
                                8/31/2006 32,470.86   32,677.19
                                9/30/2006 32,925.41   32,949.27
                               10/31/2006 34,895.10   34,513.80
                               11/30/2006 37,132.87   37,079.37
2007                           12/31/2006 38,636.36   38,748.91
                                1/31/2007 39,207.46   38,331.68
                                2/28/2007 38,613.05   38,104.17
                                3/31/2007 40,372.96   39,621.55
                                4/30/2007 42,960.37   41,455.91
                                5/31/2007 45,839.16   43,509.21
                                6/30/2007 46,596.74   45,548.75
                                7/31/2007 47,727.27   47,952.05
                                8/31/2007 46,911.42   46,932.97
                                9/30/2007 51,048.95   52,115.94
                               10/31/2007 56,655.01   57,927.95
                               11/30/2007 52,960.37   53,821.63
2008                           12/31/2007 52,773.89   54,010.37
                                1/31/2008 48,181.82   47,270.20
                                2/29/2008 49,720.28   50,759.33
                                3/31/2008 48,181.82   48,073.18
                                4/30/2008 51,631.70   51,974.50
                                5/31/2008 51,934.73   52,938.69
                                6/30/2008 46,608.39   47,658.72
                                7/31/2008 46,002.33   45,861.03
                                8/31/2008 43,275.06   42,197.96
                                9/30/2008 37,261.07   34,813.18
                               10/31/2008 27,447.55   25,285.56
                               11/30/2008 24,965.04   23,382.14
2009                           12/31/2008 26,923.08   25,205.85
                                1/31/2009 24,860.14   23,578.05
                                2/28/2009 23,251.75   22,247.96
                                3/31/2009 26,608.39   25,445.15
                                4/30/2009 30,559.44   29,679.48
                                5/31/2009 35,769.23   34,750.69
                                6/30/2009 35,466.20   34,282.58
                                7/31/2009 39,533.80   38,137.59
                                8/31/2009 39,673.66   38,001.05
                                9/30/2009 43,181.82   41,450.42
                               10/31/2009 42,272.73   41,501.69
                               11/30/2009 44,813.52   43,284.42
2010                           12/31/2009 46,433.57   44,993.77
                                1/31/2010 43,904.43   42,484.38
                                2/28/2010 44,440.56   42,633.91
                                3/31/2010 48,170.16   46,075.86
                                4/30/2010 48,461.54   46,634.07
                                5/31/2010 43,962.70   42,532.30
                                6/30/2010 44,032.63   42,219.64
                                7/31/2010 47,913.75   45,735.49
                                8/31/2010 46,806.53   44,847.26
                                9/30/2010 52,132.87   49,831.12
                               10/31/2010 53,717.95   51,278.04
                               11/30/2010 52,517.48   49,924.41
2011                           12/31/2010 56,794.87   53,486.99
                                1/31/2011 55,326.34   52,035.83
                                2/28/2011 54,941.72   51,550.58
                                3/31/2011 58,006.99   54,581.43
                                4/30/2011 60,034.97   56,274.56
                                5/31/2011 58,379.95   54,798.52
                                6/30/2011 57,692.31   53,955.51
                                7/31/2011 57,249.42   53,715.88
                                8/31/2011 52,622.38   48,915.60
                                9/30/2011 44,662.00   41,783.97
10/11                          10/31/2011 50,256.41   47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.44% 7.57% 17.52%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of sales prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and Euro-pean debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%
--------
The US dollar (USD) generally depreciated against other major developed markets curencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................    1.14%     2.10%
  Japan..................................................   -5.45%    -2.33%
  Canada.................................................   -2.57%    -0.18%
  France.................................................  -11.83%   -11.52%
  Australia..............................................   -4.39%     3.49%
  Switzerland............................................   -9.66%     2.03%
  Germany................................................   -7.39%    -7.07%
  Spain..................................................  -15.21%   -14.91%
  Sweden.................................................   -7.75%    -4.35%
  Hong Kong..............................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                     LOCAL
                                                    CURRENCY U.S. DOLLAR
        TEN LARGEST EMERGING MARKETS BY MARKET CAP   RETURN    RETURN
        ------------------------------------------  -------- -----------
        China......................................  -15.62%   -15.76%
        Brazil.....................................  -12.71%   -12.57%
        South Korea................................    4.63%     6.24%
        Taiwan.....................................   -5.30%    -3.07%
        South Africa...............................   10.15%    -2.95%
        India......................................  -12.30%   -19.99%
        Russia.....................................   -1.24%     0.22%
        Mexico.....................................    5.26%    -1.38%
        Malaysia...................................    2.08%     3.53%
        Indonesia..................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Series held approximately 530 securities in 23 developed countries. In general, the portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2011, total returns were -8.04% for the Series and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Series' larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Series' relative performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of U.S. markets, while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 850 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.44% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative outperformance was primarily due to differences in country weight allocations and in the composition of the Series' holdings relative to the Index. In particular, the Series' lower weight in China, which underperformed, contributed significantly to the Series' relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Series and the Index.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return..................... $1,000.00 $  802.34    0.23%    $1.04
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.05    0.23%    $1.17

THE EMERGING MARKETS SERIES
Actual Fund Return..................... $1,000.00 $  837.13    0.22%    $1.02
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.10    0.22%    $1.12
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES

                       Consumer Discretionary.....  13.2%
                       Consumer Staples...........   5.8%
                       Energy.....................  13.8%
                       Financials.................  27.8%
                       Health Care................   1.8%
                       Industrials................   9.9%
                       Information Technology.....   2.6%
                       Materials..................  12.3%
                       Other......................    --
                       Telecommunication Services.   9.1%
                       Utilities..................   3.7%
                                                   -----
                                                   100.0%

                          THE EMERGING MARKET SERIES

                       Consumer Discretionary.....   8.4%
                       Consumer Staples...........   9.2%
                       Energy.....................  14.1%
                       Financials.................  21.6%
                       Health Care................   1.0%
                       Industrials................   6.8%
                       Information Technology.....  13.1%
                       Materials..................  13.7%
                       Other......................    --
                       Telecommunication Services.   8.7%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
   National Australia Bank, Ltd......... 1,758,678 $ 46,973,112       0.7%
   Wesfarmers, Ltd...................... 2,539,298   86,154,389       1.2%
   Other Securities.....................            254,775,155       3.7%
                                                   ------------      ----
TOTAL AUSTRALIA.........................            387,902,656       5.6%
                                                   ------------      ----
AUSTRIA -- (0.3%)
   Other Securities.....................             20,634,227       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
   Other Securities.....................             59,337,610       0.9%
                                                   ------------      ----
CANADA -- (12.2%)
  #Encana Corp.......................... 2,051,015   44,487,529       0.6%
   Goldcorp, Inc........................   952,168   46,330,723       0.7%
   Kinross Gold Corp.................... 2,678,826   38,190,236       0.5%
  #Manulife Financial Corp.............. 4,206,497   55,537,999       0.8%
  #Sun Life Financial, Inc.............. 1,513,735   38,209,754       0.5%
   Suncor Energy, Inc................... 3,046,286   97,034,944       1.4%
  #Teck Resources, Ltd. Class B......... 1,483,730   59,483,171       0.9%
  #Thomson Reuters Corp................. 1,832,184   54,207,280       0.8%
  #TransCanada Corp..................... 1,901,357   80,823,171       1.2%
   Other Securities.....................            418,371,148       6.0%
                                                   ------------      ----
TOTAL CANADA............................            932,675,955      13.4%
                                                   ------------      ----
DENMARK -- (1.0%)
   Other Securities.....................             78,190,915       1.1%
                                                   ------------      ----
FINLAND -- (0.5%)
   Other Securities.....................             38,755,297       0.6%
                                                   ------------      ----
FRANCE -- (8.1%)
   AXA SA............................... 4,058,877   65,282,762       0.9%
   Cie de Saint-Gobain SA............... 1,039,077   48,023,542       0.7%
   GDF Suez SA.......................... 2,974,295   83,793,967       1.2%
   Societe Generale SA.................. 1,383,654   39,616,437       0.6%
   Vivendi SA........................... 3,567,218   79,714,572       1.2%
   Other Securities.....................            301,029,827       4.3%
                                                   ------------      ----
TOTAL FRANCE............................            617,461,107       8.9%
                                                   ------------      ----
GERMANY -- (7.6%)
   Allianz SE...........................   409,076   45,514,671       0.7%
   Bayerische Motoren Werke AG..........   915,762   74,391,132       1.1%
   Daimler AG........................... 2,088,586  106,077,407       1.5%
   Deutsche Bank AG..................... 1,039,440   42,979,349       0.6%
   Deutsche Telekom AG.................. 2,852,483   36,238,329       0.5%
  #Deutsche Telekom AG Sponsored ADR.... 3,099,741   39,366,711       0.6%
   E.ON AG.............................. 2,426,569   58,516,673       0.8%
   Munchener
     Rueckversicherungs-Gesellschaft AG.   400,624   53,651,325       0.8%
   Other Securities.....................            124,509,792       1.8%
                                                   ------------      ----
TOTAL GERMANY...........................            581,245,389       8.4%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.....................              4,894,561       0.1%
                                                   ------------      ----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd............... 5,618,000   51,349,161       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 HONG KONG -- (Continued)
    Other Securities.................            $   55,518,530       0.8%
                                                 --------------      ----
 TOTAL HONG KONG.....................               106,867,691       1.5%
                                                 --------------      ----
 IRELAND -- (0.2%)
    Other Securities.................                15,199,876       0.2%
                                                 --------------      ----
 ISRAEL -- (0.5%)
    Other Securities.................                38,329,881       0.5%
                                                 --------------      ----
 ITALY -- (1.2%)
    Other Securities.................                89,164,763       1.3%
                                                 --------------      ----
 JAPAN -- (19.3%)
    Mitsubishi Heavy Industries, Ltd.  9,007,000     36,699,293       0.5%
   #Mitsubishi UFJ Financial Group,
     Inc............................. 15,413,706     66,987,001       1.0%
    Nissan Motor Co., Ltd............  4,503,100     41,404,872       0.6%
   #Sony Corp. Sponsored ADR.........  1,801,665     37,780,915       0.5%
    Sumitomo Corp....................  3,241,900     40,138,454       0.6%
   #Toyota Motor Corp. Sponsored ADR.    673,198     44,909,039       0.7%
    Other Securities.................             1,205,111,310      17.3%
                                                 --------------      ----
 TOTAL JAPAN.........................             1,473,030,884      21.2%
                                                 --------------      ----
 MALAYSIA -- (0.0%)
    Other Securities.................                        --       0.0%
                                                 --------------      ----
 NETHERLANDS -- (2.8%)
   #ArcelorMittal NV.................  2,446,831     50,730,198       0.7%
   *ING Groep NV.....................  4,345,626     37,463,546       0.5%
    Koninklijke Philips Electronics
      NV.............................  1,939,039     40,364,410       0.6%
    Other Securities.................                87,853,051       1.3%
                                                 --------------      ----
 TOTAL NETHERLANDS...................               216,411,205       3.1%
                                                 --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities.................                 6,099,517       0.1%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities.................                72,663,534       1.0%
                                                 --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities.................                 5,744,115       0.1%
                                                 --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities.................                78,508,852       1.1%
                                                 --------------      ----
 SPAIN -- (2.8%)
    Banco Santander SA...............  4,170,537     35,298,849       0.5%
    Repsol YPF SA Sponsored ADR......  1,432,181     43,208,901       0.6%
    Other Securities.................               131,339,944       1.9%
                                                 --------------      ----
 TOTAL SPAIN.........................               209,847,694       3.0%
                                                 --------------      ----
 SWEDEN -- (2.2%)
    Nordea Bank AB...................  4,070,233     36,961,282       0.5%
    Other Securities.................               133,018,079       1.9%
                                                 --------------      ----
 TOTAL SWEDEN........................               169,979,361       2.4%
                                                 --------------      ----
 SWITZERLAND -- (4.9%)
    Holcim, Ltd......................    886,165     56,117,367       0.8%
   *Swiss Re, Ltd....................  1,108,107     60,500,983       0.9%
   *UBS AG...........................  3,071,652     38,820,179       0.5%
    Zurich Financial Services AG.....    322,634     74,348,937       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
SWITZERLAND -- (Continued)
   Other Securities................              $  140,256,396        2.0%
                                                 --------------      -----
TOTAL SWITZERLAND..................                 370,043,862        5.3%
                                                 --------------      -----
UNITED KINGDOM -- (17.1%)
   Aviva P.L.C.....................    7,470,381     40,755,092        0.6%
  #Barclays P.L.C. Sponsored ADR...    4,308,754     53,902,513        0.8%
   BP P.L.C. Sponsored ADR.........    2,525,358    111,570,316        1.6%
   Kingfisher P.L.C................   10,285,817     42,615,041        0.6%
   Royal Dutch Shell P.L.C. ADR....    3,323,210    238,606,478        3.4%
   Vodafone Group P.L.C............   34,976,333     97,118,175        1.4%
   Vodafone Group P.L.C. Sponsored
     ADR...........................    8,700,738    242,228,546        3.5%
   William Morrison Supermarkets
     P.L.C.........................    8,127,143     39,411,911        0.6%
   Xstrata P.L.C...................    4,186,332     69,729,764        1.0%
   Other Securities................                 370,447,348        5.3%
                                                 --------------      -----
TOTAL UNITED KINGDOM...............               1,306,385,184       18.8%
                                                 --------------      -----
TOTAL COMMON STOCKS................               6,879,374,136       98.9%
                                                 --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities................                  19,462,153        0.3%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities................                   1,391,631        0.0%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL --
  (9.4%)
(S)@DFA Short Term Investment Fund.  715,664,286    715,664,286       10.3%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $2,921,919) to be
     repurchased at $2,864,635..... $      2,865      2,864,626        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 718,528,912       10.3%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,061,653,062)............              $7,618,756,832      109.5%
                                                 ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $    6,629,134 $  381,273,522   --    $  387,902,656
    Austria...............             --     20,634,227   --        20,634,227
    Belgium...............      3,455,957     55,881,653   --        59,337,610
    Canada................    932,675,955             --   --       932,675,955
    Denmark...............             --     78,190,915   --        78,190,915
    Finland...............      1,388,619     37,366,678   --        38,755,297
    France................     28,654,193    588,806,914   --       617,461,107
    Germany...............     88,531,841    492,713,548   --       581,245,389
    Greece................        335,251      4,559,310   --         4,894,561
    Hong Kong.............             --    106,867,691   --       106,867,691
    Ireland...............      4,784,538     10,415,338   --        15,199,876
    Israel................      5,756,752     32,573,129   --        38,329,881
    Italy.................     23,300,035     65,864,728   --        89,164,763
    Japan.................    117,374,320  1,355,656,564   --     1,473,030,884
    Malaysia..............             --             --   --                --
    Netherlands...........     13,867,890    202,543,315   --       216,411,205
    New Zealand...........             --      6,099,517   --         6,099,517
    Norway................        311,480     72,352,054   --        72,663,534
    Portugal..............             --      5,744,115   --         5,744,115
    Singapore.............             --     78,508,852   --        78,508,852
    Spain.................     55,061,813    154,785,881   --       209,847,694
    Sweden................      9,912,006    160,067,355   --       169,979,361
    Switzerland...........     52,276,796    317,767,066   --       370,043,862
    United Kingdom........    701,196,382    605,188,802   --     1,306,385,184
 Preferred Stocks
    Germany...............             --     19,462,153   --        19,462,153
 Rights/Warrants
    Hong Kong.............             --      1,391,631   --         1,391,631
 Securities Lending
   Collateral.............             --    718,528,912   --       718,528,912
                           -------------- --------------   --    --------------
 TOTAL.................... $2,045,512,962 $5,573,243,870   --    $7,618,756,832
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
COMMON STOCKS -- (84.3%)
BRAZIL -- (5.1%)
  #BRF - Brasil Foods SA ADR...........    590,060 $ 12,420,763       0.5%
   Petroleo Brasilerio SA ADR..........    825,839   22,305,911       0.9%
  #Vale SA Sponsored ADR...............    517,614   13,152,572       0.6%
   Other Securities....................              85,465,200       3.5%
                                                   ------------      ----
TOTAL BRAZIL...........................             133,344,446       5.5%
                                                   ------------      ----
CHILE -- (1.9%)
   Other Securities....................              51,064,584       2.1%
                                                   ------------      ----
CHINA -- (12.4%)
   Bank of China, Ltd. Series H........ 48,700,100   17,332,800       0.7%
   China Construction Bank Corp.
     Series H.......................... 28,362,590   20,838,995       0.9%
  #China Life Insurance Co., Ltd. ADR..    305,704   11,846,030       0.5%
   China Mobile, Ltd. Sponsored ADR....    729,872   34,712,712       1.4%
  #China Petroleum & Chemical Corp.
   ADR.................................    106,449   10,048,786       0.4%
  #CNOOC, Ltd. ADR.....................    100,270   18,911,925       0.8%
   Industrial & Commercial Bank of
     China, Ltd. Series H.............. 36,966,185   23,037,295       0.9%
  #PetroChina Co., Ltd. ADR............    141,210   18,302,228       0.7%
   Tencent Holdings, Ltd...............    700,600   16,123,538       0.7%
   Other Securities....................             154,657,110       6.3%
                                                   ------------      ----
TOTAL CHINA............................             325,811,419      13.3%
                                                   ------------      ----
COLOMBIA -- (0.4%)
   Other Securities....................               9,639,683       0.4%
                                                   ------------      ----
CZECH REPUBLIC -- (0.5%)
   Other Securities....................              13,611,179       0.6%
                                                   ------------      ----
EGYPT -- (0.1%)
   Other Securities....................               3,004,529       0.1%
                                                   ------------      ----
HUNGARY -- (0.4%)
   Other Securities....................              10,049,799       0.4%
                                                   ------------      ----
INDIA -- (8.6%)
   HDFC Bank, Ltd......................  1,530,370   15,228,014       0.6%
   ICICI Bank, Ltd. Sponsored ADR......    306,356   11,384,189       0.5%
   Infosys, Ltd........................    250,829   14,661,612       0.6%
  #Infosys, Ltd. Sponsored ADR.........    188,659   11,053,531       0.4%
   Reliance Industries, Ltd............  1,475,013   26,413,453       1.1%
   Tata Consultancy Services, Ltd......    481,215   10,927,517       0.4%
   Other Securities....................             136,085,923       5.6%
                                                   ------------      ----
TOTAL INDIA............................             225,754,239       9.2%
                                                   ------------      ----
INDONESIA -- (2.8%)
   PT Astra International Tbk..........  2,078,561   16,027,331       0.7%
   Other Securities....................              59,037,568       2.4%
                                                   ------------      ----
TOTAL INDONESIA........................              75,064,899       3.1%
                                                   ------------      ----
ISRAEL -- (0.0%)
   Other Securities....................                      19       0.0%
                                                   ------------      ----
MALAYSIA -- (3.7%)
   Other Securities....................              96,938,566       4.0%
                                                   ------------      ----
MEXICO -- (5.7%)
  #America Movil S.A.B. de C.V.
   Series L............................ 33,690,314   42,823,885       1.8%
  #Fomento Economico Mexicano S.A.B.
   de C.V..............................  2,109,900   14,153,602       0.6%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Mexico S.A.B. de C.V.
     Series B........................  3,928,317 $   10,897,417       0.4%
  #Wal-Mart de Mexico S.A.B. de
   C.V. Series V.....................  6,300,780     16,263,738       0.7%
   Other Securities..................                66,144,096       2.7%
                                                 --------------      ----
TOTAL MEXICO.........................               150,282,738       6.2%
                                                 --------------      ----
PERU -- (0.5%)
   Other Securities..................                11,960,082       0.5%
                                                 --------------      ----
PHILIPPINES -- (0.8%)
   Other Securities..................                20,249,894       0.8%
                                                 --------------      ----
POLAND -- (1.2%)
   Other Securities..................                31,373,697       1.3%
                                                 --------------      ----
RUSSIA -- (4.6%)
   Gazprom OAO Sponsored ADR.........  4,226,507     48,995,198       2.0%
   Lukoil OAO Sponsored ADR..........    354,178     20,514,406       0.8%
   MMC Norilsk Nickel JSC ADR........    597,703     11,655,726       0.5%
   Rosneft Oil Co. GDR...............  1,491,147     10,565,684       0.4%
   Other Securities..................                30,529,004       1.3%
                                                 --------------      ----
TOTAL RUSSIA.........................               122,260,018       5.0%
                                                 --------------      ----
SOUTH AFRICA -- (7.8%)
   Impala Platinum Holdings, Ltd.....    478,692     10,949,323       0.5%
   MTN Group, Ltd....................  1,659,950     29,077,128       1.2%
   Naspers, Ltd. Series N............    324,237     15,671,748       0.6%
   Sasol, Ltd. Sponsored ADR.........    691,887     31,300,968       1.3%
   Standard Bank Group, Ltd..........    863,345     10,685,595       0.4%
   Other Securities..................               107,096,309       4.4%
                                                 --------------      ----
TOTAL SOUTH AFRICA...................               204,781,071       8.4%
                                                 --------------      ----
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd.     39,020     10,424,738       0.4%
   Hyundai Mobis.....................     53,070     15,188,178       0.6%
  #Hyundai Motor Co., Ltd............     96,847     19,503,867       0.8%
   Kia Motors Corp...................    225,130     14,433,507       0.6%
   LG Chemical, Ltd..................     32,392     10,452,445       0.4%
   POSCO.............................     46,060     15,959,255       0.7%
   Samsung Electronics Co., Ltd......     69,482     59,814,359       2.4%
   Samsung Electronics Co., Ltd. GDR.     49,372     21,160,746       0.9%
   Other Securities..................               197,575,151       8.1%
                                                 --------------      ----
TOTAL SOUTH KOREA....................               364,512,246      14.9%
                                                 --------------      ----
TAIWAN -- (10.5%)
   Formosa Plastics Corp.............  4,070,648     11,972,150       0.5%
   Hon Hai Precision Industry Co.,
     Ltd.............................  6,066,096     16,629,459       0.7%
  #HTC Corp..........................    581,235     13,062,416       0.5%
   Nan Ya Plastic Corp...............  5,377,564     12,097,508       0.5%
   Taiwan Semiconductor
     Manufacturing Co., Ltd.......... 19,090,808     46,521,944       1.9%
   Other Securities..................               175,552,816       7.2%
                                                 --------------      ----
TOTAL TAIWAN.........................               275,836,293      11.3%
                                                 --------------      ----
THAILAND -- (2.0%)
   Other Securities..................                53,870,863       2.2%
                                                 --------------      ----
TURKEY -- (1.5%)
   Other Securities..................                40,343,682       1.7%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             2,219,753,946      91.0%
                                                 --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
PREFERRED STOCKS -- (8.0%)
BRAZIL -- (8.0%)
   Banco Bradesco SA...............    1,656,632 $   30,009,177        1.2%
   Cia de Bebidas das Americas SA
     ADR...........................      661,939     22,320,583        0.9%
   Itau Unibanco Holding SA........    1,765,755     33,909,161        1.4%
  #Petroleo Brasilerio SA ADR......    1,376,550     34,812,950        1.4%
   Vale SA Series A................    1,412,691     33,612,970        1.4%
   Other Securities................                  55,872,895        2.3%
                                                 --------------      -----
TOTAL BRAZIL.......................                 210,537,736        8.6%
                                                 --------------      -----
TOTAL PREFERRED STOCKS.............                 210,537,736        8.6%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
   Other Securities................                      44,763        0.0%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL --
  (7.7%)
(S)@DFA Short Term Investment Fund.  198,287,107    198,287,107        8.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $3,330,993) to be
     repurchased at $3,265,689..... $      3,266      3,265,679        0.2%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 201,552,786        8.3%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,590,413,944)...........              $2,631,889,231      107.9%
                                                 ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Brazil................... $133,344,446             --   --    $  133,344,446
   Chile....................   51,064,584             --   --        51,064,584
   China....................  111,877,546 $  213,933,873   --       325,811,419
   Colombia.................    9,639,683             --   --         9,639,683
   Czech Republic...........           --     13,611,179   --        13,611,179
   Egypt....................           --      3,004,529   --         3,004,529
   Hungary..................           --     10,049,799   --        10,049,799
   India....................   31,223,348    194,530,891   --       225,754,239
   Indonesia................       18,078     75,046,821   --        75,064,899
   Israel...................           --             19   --                19
   Malaysia.................           --     96,938,566   --        96,938,566
   Mexico...................  150,275,025          7,713   --       150,282,738
   Peru.....................   11,960,082             --   --        11,960,082
   Philippines..............           --     20,249,894   --        20,249,894
   Poland...................           --     31,373,697   --        31,373,697
   Russia...................    1,649,511    120,610,507   --       122,260,018
   South Africa.............   54,788,205    149,992,866   --       204,781,071
   South Korea..............   12,119,450    352,392,796   --       364,512,246
   Taiwan...................    7,697,143    268,139,150   --       275,836,293
   Thailand.................   53,870,863             --   --        53,870,863
   Turkey...................      287,635     40,056,047   --        40,343,682
Preferred Stocks............
   Brazil...................  210,537,736             --   --       210,537,736
Rights/Warrants.............
   South Korea..............           --         44,763   --            44,763
Securities Lending
  Collateral................           --    201,552,786   --       201,552,786
                             ------------ --------------   --    --------------
TOTAL....................... $840,353,335 $1,791,535,896   --    $2,631,889,231
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                        THE DFA
                                                     INTERNATIONAL THE EMERGING
                                                         VALUE       MARKETS
                                                        SERIES       SERIES*
                                                     ------------- ------------
 ASSETS:
 Investments at Value (including $659,265 and
   $242,548 of securities on loan, respectively)....  $6,900,228    $2,430,336
 Collateral Received from Securities on Loan at
   Value & Cost.....................................       2,865         3,266
 Affiliated Collateral Received from Securities on
   Loan at Value & Cost.............................     715,664       198,287
 Foreign Currencies at Value........................       5,055         4,293
 Cash...............................................       7,998         1,802
 Receivables:
    Investment Securities Sold......................      10,461         1,249
    Dividends and Tax Reclaims......................      22,583         2,602
    Securities Lending Income.......................         392           257
    Fund Shares Sold................................      16,059           610
                                                      ----------    ----------
        Total Assets................................   7,681,305     2,642,702
                                                      ----------    ----------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned................     718,529       201,553
    Investment Securities Purchased.................          --           432
    Fund Shares Redeemed............................       5,329           152
    Due to Advisor..................................       1,124           190
 Accrued Expenses and Other Liabilities.............         416           394
                                                      ----------    ----------
        Total Liabilities...........................     725,398       202,721
                                                      ----------    ----------

 NET ASSETS.........................................  $6,955,907    $2,439,981
                                                      ==========    ==========
 Investments at Cost................................  $6,343,124    $1,388,861
                                                      ----------    ----------
 Foreign Currencies at Cost.........................  $    5,106    $    4,262
                                                      ----------    ----------
--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                        THE DFA
                                                     INTERNATIONAL THE EMERGING
                                                         VALUE       MARKETS
                                                        SERIES        SERIES
                                                     ------------- ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $20,604 and $7,771, respectively)..............  $   258,493   $  65,327
   Interest.........................................           30          11
   Income from Securities Lending...................       12,747       2,791
                                                      -----------   ---------
          Total Investment Income...................      271,270      68,129
                                                      -----------   ---------
EXPENSES
   Investment Advisory Services Fees................       14,647       2,535
   Accounting & Transfer Agent Fees.................          708         262
   Custodian Fees...................................        1,317       1,912
   Shareholders' Reports............................           41          14
   Directors'/Trustees' Fees & Expenses.............           66          23
   Professional Fees................................          238          --
   Audit Fees.......................................           --         328
   Legal Fees.......................................           --          26
   Other............................................           87          41
                                                      -----------   ---------
          Total Expenses............................       17,104       5,141
                                                      -----------   ---------
   Fees Paid Indirectly.............................           (7)         (1)
                                                      -----------   ---------
   Net Expenses.....................................       17,097       5,140
                                                      -----------   ---------
   NET INVESTMENT INCOME (LOSS).....................      254,173      62,989
                                                      -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...................      161,341     103,456
       Foreign Currency Transactions................          506      (1,120)*
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency...................................   (1,021,735)   (330,512)
       Translation of Foreign Currency
         Denominated Amounts........................         (517)       (115)
   Change in Deferred Thailand Capital Gains Tax....           --       4,428
                                                      -----------   ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........     (860,405)   (223,863)
                                                      -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS...................................  $  (606,232)  $(160,874)
                                                      ===========   =========
--------
* Net of foreign capital gain taxes withheld of $212.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 THE DFA INTERNATIONAL         THE EMERGING
                                                      VALUE SERIES            MARKETS SERIES
                                                -----------------------  -----------------------
                                                    YEAR        YEAR         YEAR        YEAR
                                                   ENDED       ENDED        ENDED       ENDED
                                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                    2011        2010         2011        2010
                                                -----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   254,173  $  164,482  $   62,989   $   48,891
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............     161,341     360,748     103,456      160,587
       Foreign Currency Transactions...........         506        (156)     (1,120)*        541
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................  (1,021,735)    182,952    (330,512)     337,045
       Translation of Foreign Currency
         Denominated Amounts...................        (517)        537        (115)          (5)
   Change in Deferred Thailand Capital
     Gains Tax.................................          --          --       4,428       (2,275)
                                                -----------  ----------  ----------   ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    (606,232)    708,563    (160,874)     544,784
                                                -----------  ----------  ----------   ----------
Transactions in Interest:......................
   Contributions...............................     900,473     611,794     341,207      199,169
   Withdrawals.................................    (257,967)   (592,688)   (269,845)    (323,776)
                                                -----------  ----------  ----------   ----------
          Net Increase (Decrease) from
            Transactions in Interest...........     642,506      19,106      71,362     (124,607)
                                                -----------  ----------  ----------   ----------
          Total Increase (Decrease) in
            Net Assets.........................      36,274     727,669     (89,512)     420,177
NET ASSETS
   Beginning of Period.........................   6,919,633   6,191,964   2,529,493    2,109,316
                                                -----------  ----------  ----------   ----------
   End of Period............................... $ 6,955,907  $6,919,633  $2,439,981   $2,529,493
                                                ===========  ==========  ==========   ==========

--------
* Net of foreign capital gain taxes withheld of $212.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  THE DFA INTERNATIONAL VALUE SERIES+
                                              ---------------------------------------------------------------------------
                                                                                       PERIOD
                                                  YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                 ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                  2011        2010        2009          2008          2007        2006
                                              ----------   ----------  ----------  ----------      ----------  ----------
Total Return.................................      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
                                              ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)........ $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net Assets......       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
Waived Fees and Fees Paid Indirectly)........       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate......................          9%          20%         18%         16%(C)          16%          8%

                                                                      THE EMERGING MARKETS SERIES
                                              ---------------------------------------------------------------------------
                                                                                       PERIOD
                                                  YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                 ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                  2011        2010        2009          2008          2007        2006
                                              ----------   ----------  ----------  ----------      ----------  ----------
Total Return.................................      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                              ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)........ $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net Assets......       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
Waived Fees and Fees Paid Indirectly)........       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate......................         16%          12%         14%         19%(C)           7%         11%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven investment portfolios, of which two, The DFA International Value Series and The Emerging Markets Series (the "Series") are presented in this report.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets

Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to become a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended October 31, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on univested cash balances was used to reduce a portion of the Fund's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                 The DFA International Value Series.     $7
                 The Emerging Markets Series........      1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. $176
                    The Emerging Markets Series........   60

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                PURCHASES   SALES
                                                ---------- --------
            The DFA International Value Series. $1,526,295 $660,584
            The Emerging Markets Series........    529,036  398,877

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
The DFA International
  Value Series........... $7,064,348  $1,142,717    $(588,308)     $  554,409
The Emerging Markets
  Series.................  1,592,448   1,085,985      (46,544)      1,039,441

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolios' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At October 31, 2011, the Series had no outstanding futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowing by the Series under this line of credit during the year ended October 31, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED    WEIGHTED         NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE             DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE    OUTSTANDING* INCURRED THE PERIOD
                                    ------------- ------------    ------------ -------- ---------------
The DFA International Value Series.          0.86%       $2,623        14             $1        $12,532
The Emerging Markets Series........          0.90%        4,082        42              4         15,798

   *Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

   As of October 31, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Markets Series received non-cash collateral with a market value of $56,173 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loan securities in The DFA Short Term Investment Fund LP (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05%of the average daily net assets of the Money Market Series. Each Series also may invest in cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securites. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series and The Emerging Market Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
                                                 ---------------------------------
George M. Constantinides     DFAITC - since 1993     94 portfolios in 4    Leo Melamed Professor of Finance, The University of
Director of DFAIDG and DIG.  DFAIDG - since 1983     investment            Chicago Booth School of Business.
Trustee of DFAITC and DEM.   DIG - since 1993        companies
The University of Chicago    DEM - since 1993
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
Age: 64

John P. Gould                DFAITC - since 1993     94 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG and DIG.  DFAIDG - since 1986     investment            Economics, The University of Chicago Booth School of
Trustee of DFAITC and DEM.   DIG - since 1993        companies             Business (since 1965). Member and Chair, Competitive
The University of Chicago    DEM - since 1993                              Markets Advisory Committee, Chicago Mercantile Exchange
Booth School of Business                                                   (futures trading exchange) (since 2004). Formerly,
5807 S. Woodlawn Avenue                                                    Director of UNext, Inc. (1999-2006). Trustee, Harbor
Chicago, IL 60637                                                          Fund (registered investment company) (30 Portfolios)
Age: 72                                                                    (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutal Insurance Company (1997-2010).

Roger G. Ibbotson            DFAITC - since 1993     94 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.  DFAIDG - since 1981     investment            Management (since 1984). Chairman, CIO and Partner,
Trustee of DFAITC and DEM.   DIG - since 1993        companies             Zebra Capital Management, LLC (hedge fund manager)
Yale School of Management    DEM - since 1993                              (since 2001). Consultant to Morningstar, Inc. (since
135 Prospect Street                                                        2006). Formerly, Chairman, Ibbotson Associates, Inc.,
New Haven, CT 06520-8200                                                   Chicago, IL (software data publishing and consulting)
Age: 68                                                                    (1977-2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
Edward P. Lazear             DFAITC - since 2010    94 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.  DFAIDG - since 2010    investment companies    Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.   DIG - since 2010                               Professor of Human Resources Management and
Stanford University          DEM - since 2010                               Economics, Graduate School of Business,
Graduate School of Business                                                 Stanford University (since 1995).
518 Memorial Way                                                            Cornerstone Research (expert testimony and
Stanford, CA 94305-5015                                                     economic and financial analysis) (since
Age: 63                                                                     2009). Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005).

Myron S. Scholes             DFAITC - since 1993    94 portfolios in 4      Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies    Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.   DIG - since 1993                               Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund         DEM - since 1993                               L.P. (hedge fund) (formerly, Oak Hill
Advisors, L.P.                                                              Platinum Partners) (1999-2009). Formerly,
6300 Bee Cave Road                                                          Managing Partner, Oak Hill Capital
Building 1                                                                  Management (private equity firm) (until
Austin, TX 78746                                                            2004). Director, American Century Fund
Age: 70                                                                     Complex (registered investment companies)
                                                                            (40 Portfolios) (since 1980). Formerly,
                                                                            Director, Chicago Mercantile Exchange
                                                                            (2001-2008).

Abbie J. Smith               DFAITC - since 2000    94 portfolios in 4      Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.  DFAIDG - since 2000    investment companies    Professor of Accounting, The University of
Trustee of DFAITC and DEM.   DIG - since 2000                               Chicago Booth School of Business (since
The University of Chicago    DEM - since 2000                               1980). Co-Director Investment Research,
Booth School of Business                                                    Fundamental Investment Advisors (hedge fund)
5807 S. Woodlawn Avenue                                                     (since 2008). Director, HNI Corporation
Chicago, IL 60637                                                           (formerly known as HON Industries Inc.)
Age: 58                                                                     (office furniture) (since 2000). Director,
                                                                            Ryder System Inc. (transportation, logistics
                                                                            and supply-chain management) (since 2003).
                                                                            Trustee, UBS Funds (3 investment companies
                                                                            within the fund complex) (52 portfolios)
                                                                            (since 2009).

NAME, POSITION                                       PORTFOLIOS WITHIN THE
WITH THE FUND,                TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE               LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------               -------------------    ---------------------  -----------------------------------------------
                                   INTERESTED TRUSTEES/DIRECTORS*
                              -----------------------------------------
David G. Booth                DFAITC -since 1993     94 portfolios in 4      Chairman, Director/Trustee, President, and
Chairman, Director,           DFAIDG -since 1981     investment companies    Co-Chief Executive Officer (since January
Co-Chief Executive Officer    DIG - since 1992                               2010) of Dimensional Holdings Inc.,
and President of DFAIDG and   DEM - since 1993                               Dimensional Fund Advisors LP, DFA Securities
DIG.                                                                         LLC, Dimensional Emerging Markets Value
Chairman, Trustee, Co-Chief                                                  Fund, DFAIDG, Dimensional Investment Group
Executive Officer and                                                        Inc. and The DFA Investment Trust Company.
President of DFAITC and                                                      Director of Dimensional Fund Advisors Ltd.,
DEM.                                                                         Dimensional Funds PLC, Dimensional Funds II
6300 Bee Cave Road,                                                          PLC, DFA Australia Limited and Dimensional
Building One                                                                 Cayman Commodity Fund I Ltd. Chairman and
Austin, Texas 78746                                                          President of Dimensional SmartNest LLC and
Age: 64                                                                      Dimensional SmartNest (US) LLC. Chairman,
                                                                             Director and Co-Chief Executive Officer of
                                                                             Dimensional Fund Advisors Canada ULC.
                                                                             Limited Partner, Oak Hill Partners (since
                                                                             2001) and VSC Investors, LLC (since 2007).
                                                                             Trustee, The University of Chicago. Trustee,
                                                                             University of Kansas Endowment Association.
                                                                             Formerly, Chief Executive Officer (until
                                                                             2010) and Chief Investment Officer
                                                                             (2003-2007) of Dimensional Fund Advisors LP,
                                                                             DFA Securities LLC, Dimensional Emerging
                                                                             Markets Value Fund, DFAIDG, Dimensional
                                                                             Investment Group Inc., The DFA Investment
                                                                             Trust Company and Dimensional Holdings Inc.
                                                                             Formerly, Chief Investment Officer of
                                                                             Dimensional Fund Advisors Ltd. Formerly,
                                                                             President and Chief Investment Officer of
                                                                             DFA Australia Limited. Formerly, Director,
                                                                             SA Funds (registered investment company).

Eduardo A. Repetto            DFAITC -since 2009     94 portfolios in 4      Co-Chief Executive Officer (since January
Director, Co-Chief Executive  DFAIDG -since 2009     investment companies    2010), Chief Investment Officer (since March
Officer and Chief Investment  DIG - since 2009                               2007) and Director/Trustee of Dimensional
Officer of DFAIDG and DIG.    DEM - since 2009                               Holdings Inc., Dimensional Fund Advisors LP,
Trustee, Co-Chief Executive                                                  DFA Securities LLC, Dimensional Emerging
Officer and Chief Investment                                                 Markets Value Fund, DFAIDG, Dimensional
Officer of DFAITC and DEM.                                                   Investment Group Inc., The DFA Investment
6300 Bee Cave Road,                                                          Trust Company and Dimensional Cayman
Building One                                                                 Commodity Fund I Ltd. Co-Chief Executive
Austin, TX 78746                                                             Officer, President and Chief Investment
Age: 44                                                                      Officer of Dimensional Fund Advisors Canada
                                                                             ULC. Chief Investment Officer, Vice
                                                                             President and Director of DFA Australia
                                                                             Limited. Director of Dimensional Fund
                                                                             Advisors Ltd., Dimensional Funds PLC and
                                                                             Dimensional Funds II PLC. Co-Chief Executive
                                                                             Officer of Dimensional SmartNest LLC and
                                                                             Dimensional SmartNest (US) LLC. Formerly,
                                                                             Vice President of Dimensional Holdings Inc.,
                                                                             Dimensional Fund Advisors LP, DFA Securities
                                                                             LLC, Dimensional Emerging Markets Value
                                                                             Fund, DFAIDG, Dimensional Investment Group
                                                                             Inc., The DFA Investment Trust Company and
                                                                             Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                               TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND    AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                            SERVICE                  DURING PAST 5 YEARS
----------------------------   ----------------   ---------------------------------------
                                  OFFICERS
                               ----------------

April A. Aandal                  Since 2008       Vice President, Global Business
Vice President, Global                            Development of all the DFA Entities.
Business Development                              Chief Learning Officer of Dimensional
Age: 48                                           (September 2008-October 2011).
                                                  Formerly, Regional Director of
                                                  Dimensional (2004-2008).

Darryl D. Avery                  Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                 Since 1993       Vice President of all the DFA Entities.
Vice President                                    Formerly, Vice President of DFA
Age: 55                                           Australia Limited and Dimensional
                                                  Fund Advisors Ltd.

John T. Blood                    Since 2011       Vice President of all the DFA Entities.
Vice President                                    Regional Director for Dimensional
Age: 42                                           (2010). Formerly, Chief Market
                                                  Strategist at Commonwealth Financial
                                                  (2007-2010); Director of Research at
                                                  Commonwealth Financial (2000-2007).

Scott A. Bosworth                Since 2007       Vice President of all the DFA Entities.
Vice President                                    Regional Director of Dimensional
Age: 42                                           (since November 1997).

Valerie A. Brown                 Since 2001       Vice President and Assistant Secretary
Vice President and Assistant                      of all the DFA Entities, DFA Australia
Secretary                                         Limited, Dimensional Fund Advisors
Age: 44                                           Ltd., Dimensional Fund Advisors
                                                  Canada ULC (since 2003) and
                                                  Dimensional Cayman Commodity
                                                  Fund I Ltd.

David P. Butler                  Since 2007       Vice President of all the DFA Entities.
Vice President                                    Head of Global Financial Services of
Age: 47                                           Dimensional (since 2008). Formerly,
                                                  Regional Director of Dimensional
                                                  (January 1995 to January 2005).

James G. Charles                 Since 2011       Vice President of all the DFA Entities.
Vice President                                    Regional Director for Dimensional
Age: 55                                           (2008-2010). Formerly, Vice President,
                                                  Client Portfolio Manager at American
                                                  Century Investments (2001-2008).

Joseph H. Chi                    Since 2009       Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 45                                           (since October 2005).

Stephen A. Clark                 Since 2004       Vice President of all the DFA Entities,
Vice President                                    DFA Australia Limited and
Age: 39                                           Dimensional Fund Advisors Canada
                                                  ULC.

Robert P. Cornell                Since 2007       Vice President of all the DFA Entities.
Vice President                                    Regional Director of Financial Services
Age: 62                                           Group of Dimensional (since August
                                                  1993).

George H. Crane                  Since 2010       Vice President of all the DFA Entities.
Vice President                                    Formerly, Senior Vice President and
Age: 56                                           Managing Director at State Street Bank
                                                  & Trust Company (2007-2008).
                                                  Managing Director, Head of
                                                  Investment Administration and
                                                  Operations at State Street Research &
                                                  Management Company (2002-2005).

Christopher S. Crossan           Since 2004       Vice President and Global Chief
Vice President and Global                         Compliance Officer of all the DFA
Chief Compliance Officer                          Entities, DFA Australia Limited,
Age: 45                                           Dimensional Fund Advisors Ltd.,
                                                  Dimensional SmartNest LLC and
                                                  Dimensional SmartNest (US) LLC.
                                                  Chief Compliance Officer of
                                                  Dimensional Fund Advisors Canada
                                                  ULC.

                               TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND    AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                            SERVICE                 DURING PAST 5 YEARS
----------------------------   ----------------   ----------------------------------------

James L. Davis                   Since 1999       Vice President of all the DFA Entities.
Vice President                                    Formerly, Vice President of DFA
Age: 54                                           Australia Limited and Dimensional
                                                  Fund Advisors Ltd.

Robert T. Deere                  Since 1994       Vice President of all the DFA Entities,
Vice President                                    DFA Australia Limited and
Age: 54                                           Dimensional Fund Advisors Canada
                                                  ULC.

Peter F. Dillard                 Since 2010       Vice President of all the DFA Entities.
Vice President                                    Research Associate for Dimensional
Age: 39                                           (since August 2008). Formerly,
                                                  Research Assistant for Dimensional
                                                  (April 2006-August 2008).

Robert W. Dintzner               Since 2001       Vice President of all the DFA Entities.
Vice President and Chief                          Chief Communications Officer of
Communications Officer                            Dimensional (since 2010).
Age: 41

Richard A. Eustice               Since 1998       Vice President and Assistant Secretary
Vice President and Assistant                      of all the DFA Entities and DFA
Secretary                                         Australia Limited. Chief Operating
Age: 46                                           Officer of Dimensional Fund Advisors
                                                  Ltd. (since July 2008). Formerly, Vice
                                                  President of Dimensional Fund
                                                  Advisors Ltd.

Gretchen A. Flicker              Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                   Since 2008       Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (since September 2004).

Jeremy P. Freeman                Since 2009       Vice President of all the DFA Entities.
Vice President                                    Senior Technology Manager for
Age: 40                                           Dimensional (since June 2006).
                                                  Formerly, Principal at AIM
                                                  Investments/Amvescap PLC (now
                                                  Invesco) (June 1998-June 2006).

Mark R. Gochnour                 Since 2007       Vice President of all the DFA Entities.
Vice President                                    Regional Director of Dimensional.
Age: 44

Henry F. Gray                    Since 2000       Vice President of all the DFA Entities.
Vice President                                    Formerly, Vice President of DFA
Age: 44                                           Australia Limited.

John T. Gray                     Since 2007       Vice President of all the DFA Entities.
Vice President                                    Formerly, Regional Director of
Age: 37                                           Dimensional (January 2005 to February
                                                  2007).

Joel H. Hefner                   Since 2007       Vice President of all the DFA Entities.
Vice President                                    Regional Director of Dimensional
Age: 43                                           (since June 1998).

Julie C. Henderson               Since 2005       Vice President and Fund Controller of
Vice President and Fund                           all the DFA Entities and Dimensional
Controller                                        Cayman Commodity Fund I Ltd.
Age: 37

Kevin B. Hight                   Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                  Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath               Since 2011       Vice President of all the DFA Entities.
Vice President                                    Formerly, Managing Director, Co-Head
Age: 51                                           Global Consultant Relations at
                                                  BlackRock (2004-2011).

Jeff J. Jeon                     Since 2004       Vice President of all the DFA Entities
Vice President                                    and Dimensional Cayman Commodity
Age: 37                                           Fund I Ltd.

                                           TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND                 AND LENGTH OF                PRINCIPAL OCCUPATION(S)
AND AGE                                         SERVICE                    DURING PAST 5 YEARS
----------------------------           -------------------------- ----------------------------------------

Patrick M. Keating                            Since 2003          Vice President of all the DFA Entities
Vice President and Chief Operating                                and Dimensional Cayman Commodity
Officer                                                           Fund I Ltd. and Chief Operating
Age: 56                                                           Officer of Dimensional and
                                                                  Dimensional Cayman Commodity
                                                                  Fund I Ltd. Director, Vice President
                                                                  and Chief Privacy Officer of
                                                                  Dimensional Fund Advisors Canada
                                                                  ULC. Director of DFA Australia
                                                                  Limited.

David M. Kershner                             Since 2010          Vice President of all the DFA Entities.
Vice President                                                    Portfolio Manager for Dimensional
Age: 40                                                           (since June 2004).

Timothy R. Kohn                               Since 2011          Vice President of all the DFA Entities.
Vice President                                                    Head of Defined Contribution Sales for
Age: 40                                                           Dimensional (since August 2010).
                                                                  Formerly, Chief DC Strategist,
                                                                  Barclays Global Investors (2005-2009).

Joseph F. Kolerich                            Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                              Since 2011          Vice President of all the DFA Entities.
Vice President                                                    Regional Director for Dimensional
Age: 42                                                           (2007-2010).

Michael F. Lane                               Since 2004          Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                                    Since 2005          Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                                Since 2011          Vice President of all the DFA Entities.
Vice President                                                    Research Associate for Dimensional
Age: 30                                                           (July 2008-2010).

Apollo D. Lupescu                             Since 2009          Vice President of all the DFA Entities.
Vice President                                                    Regional Director for Dimensional
Age: 42                                                           (since February 2004).

Kenneth M. Manell                             Since 2010          Vice President of all the DFA Entities
Vice President                                                    and Dimensional Cayman Commodity
Age: 38                                                           Fund I Ltd. Counsel for Dimensional
                                                                  (since September 2006). Formerly,
                                                                  Assistant General Counsel at Castle &
                                                                  Cooke (January 2004-September
                                                                  2006).

Aaron M. Marcus                               Since 2008          Vice President and Head of Global
Vice President & Head                                             Human Resources of Dimensional.
of Global Human Resources                                         Formerly, Global Head of Recruiting
Age: 41                                                           and Vice President of Goldman Sachs
                                                                  & Co. (June 2006 to January 2008),
                                                                  and Global Co-Head of HR of the
                                                                  Equities & FICC Division, and Vice
                                                                  President of Goldman Sachs & Co.
                                                                  (May 2005 to May 2006).

David R. Martin                               Since 2007          Vice President, Chief Financial Officer
Vice President, Chief                                             and Treasurer of all the DFA Entities.
Financial Officer and Treasurer                                   Director, Vice President, Chief
Age: 54                                                           Financial Officer and Treasurer of
                                                                  Dimensional Fund Advisors Ltd. and
                                                                  DFA Australia Limited. Chief
                                                                  Financial Officer, Treasurer, and Vice
                                                                  President of Dimensional Fund
                                                                  Advisors Canada ULC, Dimensional
                                                                  SmartNest LLC, Dimensional
                                                                  SmartNest (US) LLC and Dimensional
                                                                  Cayman Commidity Fund I Ltd.
                                                                  Director of Dimensional Funds PLC
                                                                  and Dimensional Funds II PLC.
                                                                  Formerly, Executive Vice President
                                                                  and Chief Financial Officer of Janus
                                                                  Capital Group Inc. (June 2005 to
                                                                  March 2007).

Catherine L. Newell                    Vice President since 1997  Vice President and Secretary of all the
Vice President and Secretary           and Secretary since 2000   DFA Entities. Director, Vice President
Age: 47                                                           and Secretary of DFA Australia
                                                                  Limited and Dimensional Fund
                                                                  Advisors Ltd. (since February 2002,
                                                                  April 1997 and May 2002,
                                                                  respectively). Vice President and
                                                                  Secretary of Dimensional Fund
                                                                  Advisors Canada ULC (since June
                                                                  2003), Dimensional SmartNest LLC,
                                                                  Dimensional SmartNest (US) LLC and
                                                                  Dimensional Cayman Commodity
                                                                  Fund I Ltd. Director, Dimensional
                                                                  Funds PLC and Dimensional Funds II
                                                                  PLC (since 2002 and 2006,
                                                                  respectively). Formerly, Assistant
                                                                  Secretary of all DFA Entities, DFA
                                                                  Australia Limited and Dimensional
                                                                  Fund Advisors Ltd.

                                       TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND            AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                                    SERVICE                 DURING PAST 5 YEARS
----------------------------           ----------------   ----------------------------------------

Christian A. Newton                      Since 2009       Vice President of all DFA Entities.
Vice President                                            Web Services Manager for
Age: 36                                                   Dimensional (since January 2008).
                                                          Formerly, Design Manager of
                                                          Dimensional (2005-2008).

Pamela B. Noble                          Since 2011       Vice President of all the DFA Entities.
Vice President                                            Portfolio Manager for Dimensional
Age: 47                                                   (2008-2010). Formerly, Vice President
                                                          and Portfolio Manager at USAA
                                                          Investment Management Company
                                                          (2001-2006).

Carolyn L. O                             Since 2010       Vice President of all the DFA Entities
Vice President                                            and Dimensional Cayman Commodity
Age: 37                                                   Fund I Ltd. Deputy General Counsel,
                                                          Funds (since 2011). Counsel for
                                                          Dimensional (2007-2011). Formerly,
                                                          Associate at K&L Gates LLP (January
                                                          2004-September 2007).

Gerard K. O'Reilly                       Since 2007       Vice President of all the DFA Entities.
Vice President                                            Formerly, Research Associate of
Age: 34                                                   Dimensional (2004 to 2006).

Daniel C. Ong                            Since 2009       Vice President of all the DFA Entities.
Vice President                                            Portfolio Manager for Dimensional
Age: 37                                                   (since July 2005).

Kyle K. Ozaki                            Since 2010       Vice President of all the DFA Entities.
Vice President                                            Senior Compliance Officer for
Age: 33                                                   Dimensional (since January 2008).
                                                          Formerly, Compliance Officer
                                                          (February 2006-December 2007) and
                                                          Compliance Analyst (August 2004-
                                                          January 2006) for Dimensional.

David A. Plecha                          Since 1993       Vice President of all the DFA Entities,
Vice President                                            DFA Australia Limited, Dimensional
Age: 50                                                   Fund Advisors Ltd. and Dimensional
                                                          Fund Advisors Canada ULC.

Allen Pu                                 Since 2011       Vice President of all the DFA Entities.
Vice President                                            Portfolio Manager for Dimensional
Age: 40                                                   (July 2006-2010).

Stephen A. Quance                        Since 2011       Vice President of all the DFA Entities.
Vice President                                            Portfolio Manager for Dimensional
Age: 37                                                   (October 2006-2010).

Theodore W. Randall                      Since 2008       Vice President of all the DFA Entities.
Vice President                                            Formerly, Research Associate of
Age: 38                                                   Dimensional (2006-2008). Systems
                                                          Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez                      Since 2005       Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                            Since 2010       Vice President of all the DFA Entities.
Vice President                                            Client Systems Manager for
Age: 52                                                   Dimensional (since July 2008).
                                                          Formerly, Senior Manager at Vanguard
                                                          (November 1997-July 2008).

David E. Schneider                       Since 2001       Vice President of all the DFA Entities
Vice President                                            and Dimensional Fund Advisors
Age: 65                                                   Canada ULC. Head of Institutional
                                                          Services of Dimensional.

Walid A. Shinnawi                        Since 2010       Vice President of all the DFA Entities.
Vice President                                            Regional Director for Dimensional
Age: 49                                                   (since March 2006). Formerly, Senior
                                                          Director at Moody's KMV (1999-
                                                          March 2006).

Bruce A. Simmons                         Since 2009       Vice President of all the DFA Entities.
Vice President                                            Investment Operations Manager for
Age: 46                                                   Dimensional (since May 2007).
                                                          Formerly, Vice President Client and
                                                          Fund Reporting at Mellon Financial
                                                          (September 2005-May 2007).

Edward R. Simpson                        Since 2007       Vice President of all the DFA Entities.
Vice President                                            Regional Director of Dimensional
Age: 43                                                   (since December 2002).

Bryce D. Skaff                           Since 2007       Vice President of all the DFA Entities.
Vice President                                            Formerly, Regional Director of
Age: 36                                                   Dimensional (December 1999 to
                                                          January 2007).

                                       TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND            AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                                    SERVICE                  DURING PAST 5 YEARS
----------------------------           ----------------   ---------------------------------------

Andrew D. Smith                          Since 2011       Vice President of all the DFA Entities.
Vice President                                            Project Manager for Dimensional
Age: 43                                                   (2007-2010). Formerly, Business
                                                          Analyst Manager, National Instruments
                                                          (2003-2007).

Grady M. Smith                           Since 2004       Vice President of all the DFA Entities
Vice President                                            and Dimensional Fund Advisors
Age: 55                                                   Canada ULC.

Carl G. Snyder                           Since 2000       Vice President of all the DFA Entities.
Vice President                                            Formerly, Vice President of DFA
Age: 48                                                   Australia Limited.

Lawrence R. Spieth                       Since 2004       Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman                       Since 2004       Vice President of all the DFA Entities
Vice President                                            and Director and Vice President of
Age: 38                                                   Dimensional Fund Advisors Canada
                                                          ULC.

Robert C. Trotter                        Since 2009       Vice President of all the DFA Entities.
Vice President                                            Senior Manager, Technology for
Age: 53                                                   Dimensional (since March 2007).
                                                          Formerly, Director of Technology at
                                                          AMVESCAP (2002-2007).

Karen E. Umland                          Since 1997       Vice President of all the DFA Entities,
Vice President                                            DFA Australia Limited, Dimensional
Age: 45                                                   Fund Advisors Ltd., and Dimensional
                                                          Fund Advisors Canada ULC.

Brian J. Walsh                           Since 2009       Vice President of all the DFA Entities.
Vice President                                            Portfolio Manager for Dimensional
Age: 41                                                   (since 2004).

Weston J. Wellington                     Since 1997       Vice President of all the DFA Entities.
Vice President                                            Formerly, Vice President of DFA
Age: 60                                                   Australia Limited.

Ryan J. Wiley                            Since 2007       Vice President of all the DFA Entities.
Vice President                                            Senior Trader of Dimensional.
Age: 35                                                   Formerly, Portfolio Manager (2006 to
                                                          2007) and Trader (2001 to 2006) for
                                                          Dimensional.

Paul E. Wise                             Since 2005       Vice President of all the DFA Entities.
Vice President                                            Chief Technology Officer for
Age: 56                                                   Dimensional (since 2004).

John S. Wotowicz                         Since 2010       Vice President of all the DFA Entities.
Vice President                                            Formerly, Managing Director at
Age: 47                                                   Morgan Stanley (1999-2007).

Joseph L. Young                          Since 2011       Vice President of all the DFA Entities.
Vice President                                            Regional Director for Dimensional
Age: 33                                                   (2005-2010).

1 Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, the Portfolio is designating the following items with regard to distributions paid during the period. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio/Series to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                     QUALIFYING
                                                                                        FOR
                                 NET                                                 CORPORATE
                             INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN
DIMENSIONAL                    INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECIEVED    DIVIDEND     TAX     SOURCE
INVESTMENT GROUP INC.       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4)
---------------------       ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
DFA International Value
  Portfolio IV.............      100%          --            --            100%         100%        100%        2%       95%
Emerging Markets Portfolio
  II.......................      100%          --            --            100%         100%        100%        5%       91%



                            QUALIFYING   QUALIFYING
DIMENSIONAL                  INTEREST    SHORT-TERM
INVESTMENT GROUP INC.       INCOME(5)  CAPITAL GAIN(6)
---------------------       ---------- ---------------
DFA International Value
  Portfolio IV.............    100%          100%
Emerging Markets Portfolio
  II.......................    100%          100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of Investment Company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[LOGO]  Recycled
        Recyclable                                         DFA103111-011A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR/A (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.
Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)  Audit Fees
            Fiscal Year Ended October 31, 2011: $98,497
            Fiscal Year Ended October 31, 2010: $93,384

   (b)  Audit-Related Fees
          Feesfor Registrant    Fiscal Year Ended October 31, 2011: $18,854
                                Fiscal Year Ended October 31, 2010: $19,510

   For fiscal years ended October 31, 2011 and October 31, 2010,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                Fiscal Year Ended October 31, 2011: $160,000
                                Fiscal Year Ended October 31, 2010: $159,000

   For the fiscal years ended October 31, 2011 and October 31, 2010, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant's investment adviser.

   (c)  Tax Fees
             Fees for Registrant   Fiscal Year Ended October 31, 2011: $66,632
                                   Fiscal Year Ended October 31, 2010: $55,910

   In the fiscal years ended October 31, 2011 and October 31, 2010, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's applicable tax returns.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees
             Fees for Registrant   Fiscal Year Ended October 31, 2011: $0
                                   Fiscal Year Ended October 31, 2010: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

         (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

         (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

    (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2011 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

    (g)Aggregate Non-Audit Fees
          Fiscal Year Ended October 31, 2011: $1,311,294
          Fiscal Year Ended October 31, 2010: $ 586,493

    (h)The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The complete schedule of investments for the master fund in which the Portfolio of the Registrant invests, which provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments, is contained in the Form N-CSR filed on January 9, 2012 (Accession Number 0001193125-12-006210) and is incorporated by reference into this Form N-CSR/A .

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

 (a)(1)Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3)  This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: March 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 16, 2012

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: March 16, 2012